SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INVESTMENT IN UNCONSOLIDATED INVESTEES:
Interest in investee (as a percent)	40.00%
Investment amount	$ 49,968,000	$ 43,358,000
Investee earnings recorded in income	6,497,000	7,101,000	5,052,000
Maui Jim Inc.
INVESTMENT IN UNCONSOLIDATED INVESTEES:
Interest in investee (as a percent)	40.00%
Investment amount	50,000,000	43,400,000
Investee earnings recorded in income	6,500,000	7,100,000	5,100,000
Total investee net income	16,100,000	16,600,000	13,600,000
Additional summarized financial information for investee
Total assets	163,000,000	160,500,000
Total liabilities	62,400,000	75,400,000
Total equity	100,600,000	85,100,000
Undistributed earnings included in retained earnings	$ 36,800,000